STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)											1 Months Ended		3 Months Ended			12 Months Ended
	Mar. 25, 2025	Mar. 17, 2025	Mar. 12, 2025	Jan. 06, 2025	Nov. 20, 2024	Sep. 24, 2024	Jan. 09, 2024	Jan. 05, 2024	Dec. 31, 2023	Nov. 22, 2023	Sep. 30, 2022	Dec. 31, 2021	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2021	Mar. 24, 2025
Class of Stock [Line Items]
Issuance of shares gross proceeds													$ 714,000	$ 64,149		$ 267,789	$ 56,000
Stockholders equity reverse stock split										1-for-10
Crom Structured Opportunities Fund ILP [Member]
Class of Stock [Line Items]
Loan amount				$ 1,100,000
Payments for Previous Acquisition				1,000,000
Purchase Arrangement [Member] | Crom Structured Opportunities Fund ILP [Member]
Class of Stock [Line Items]
Investments				$ 10,000,000
Subscription Agreements [Member]
Class of Stock [Line Items]
Payments for Previous Acquisition		$ 1,200,000
Class of Warrant or Right, Outstanding	660,000	480,000																	1,000,000
Debt Securities																			$ 2,500,000
Investment Company, Committed Capital	$ 1,650,000
James Chae [Member]
Class of Stock [Line Items]
Ownership percentage													25.00%			25.00%
IPO [Member] | Warrant [Member]
Class of Stock [Line Items]
Sale of stock, percentage											5.00%
IPO [Member] | Underwriters [Member]
Class of Stock [Line Items]
Number of shares sold											441,000
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized									49,000,000				49,000,000			49,000,000	49,000,000
Common stock, par value									$ 0.0001	$ 0.0001			$ 0.0001			$ 0.0001	$ 0.0001
Common stock, voting rights													Each share of class A common stock entitles its holder to one vote on all matters to be voted on by stockholders generally.			Each share of class A common stock entitles its holder to one vote on all matters to be voted on by stockholders generally.
Stockholders equity reverse stock split										1-for-10
Shares issued during reverse stock split									34,846
Common stock, shares outstanding									1,230,246				1,617,745			1,300,197	1,230,246
Common stock, shares issued									1,230,246				1,617,745			1,300,197	1,230,246
Common Class A [Member] | James Chae [Member]
Class of Stock [Line Items]
Shares exchanged											1,000,000
Common Class A [Member] | Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Number of shares sold					45,000		12,745
Common Class A [Member] | Securities Purchase Agreement [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Class of Stock [Line Items]
Number of shares sold							12,475
Common Class A [Member] | Securities Purchase Agreement [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Class of Stock [Line Items]
Number of shares sold						12,475
Common Class A [Member] | Securities Purchase Agreement [Member] | Alumni Capital LP [Member]
Class of Stock [Line Items]
Description of sale of stock								On January 5, 2024, the Company entered into a Securities Purchase Agreement with Alumni Capital LP, an accredited investor (“the Investor”), allowing the Company to sell up to $5,000,000 in Class A common stock to the Investor, subject to certain conditions including SEC approval of a registration statement. The Company controls the timing and amount of these sales until September 30, 2024, influenced by market conditions and trading prices. The shares will be sold at either 85% or 96% of the lowest trading price over the five days prior to closing, with specific limits on the amounts for each price option. The total shares sold cannot exceed 237,885 without stockholder approval, and the Investor’s ownership is capped at 9.99% of the outstanding shares. As consideration, the Company issued 24,950 shares of Common Stock to the Investor, divided into two tranches of $12,475 shares on January 9 and September 24, 2024, respectively.
Number of shares to be issued								24,950
Common Class A [Member] | Securities Purchase Agreement [Member] | Alumni Capital LP [Member] | Maximum [Member]
Class of Stock [Line Items]
Number of shares sold								237,885
Sale of stock								$ 5,000,000
Common Class A [Member] | Securities Purchase Agreement [Member] | Investor [Member]
Class of Stock [Line Items]
Number of shares sold																24,950
Common Class A [Member] | Purchase Arrangement [Member] | Crom Structured Opportunities Fund ILP [Member]
Class of Stock [Line Items]
Common stock, par value				$ 0.0001
Common Class A [Member] | Good Mood Studio Private Placement Agreement [Member]
Class of Stock [Line Items]
Common stock, par value			$ 0.0001
Share price			$ 2.50
Common stock, shares issued			80,000
Payments for Previous Acquisition			$ 200,000
Common Class A [Member] | Blue Ocean Fund Private Placement Agreement [Member]
Class of Stock [Line Items]
Share price			$ 2.50
Common stock, shares issued			120,000
Payments for Previous Acquisition			$ 300,000
Common Class A [Member] | Green Light Fund Private Placement Agreement [Member]
Class of Stock [Line Items]
Share price			$ 2.50
Common stock, shares issued			85,600
Payments for Previous Acquisition			$ 214,000
Common Class A [Member] | Subscription Agreements [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.01	$ 0.01
Common Class A [Member] | Private Placement [Member]
Class of Stock [Line Items]
Number of shares sold												670,000
Sale of stock price per share												$ 2.00						$ 2.00
Expected proceeds from sale of shares												$ 1,340,000
Sale of stock															$ 1,340,000
Common Class A [Member] | IPO [Member]
Class of Stock [Line Items]
Sale of stock price per share											$ 4.00
Number of shares sold											2,940,000
Issuance of shares gross proceeds											$ 11,760,000
Net proceeds from sale of stock											10,300,000
Underwriting discounts, commissions and other offering expenses											$ 1,500,000
Sale of stock, percentage											125.00%
Initial exercise price per share											$ 5.00
Common Class A [Member] | IPO [Member] | Underwriters [Member]
Class of Stock [Line Items]
Sale of stock, percentage											15.00%
Common Class A [Member] | IPO [Member] | Directors and Consultants [Member]
Class of Stock [Line Items]
Issued shares											549,100							549,100
Compensation expense												$ 1,100,000						$ 1,100,000
Share price												$ 2.00						$ 2.00
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized									1,000,000				1,000,000			1,000,000	1,000,000
Common stock, par value									$ 0.0001	$ 0.0001			$ 0.0001			$ 0.0001	$ 0.0001
Common stock, voting rights													The holders of class B common stock are entitled to 10 votes per share			The holders of class B common stock are entitled to 10 votes per share
Stockholders equity reverse stock split										1-for-10
Common stock, shares outstanding									100,000				100,000			100,000	100,000
Common stock, shares issued									100,000				100,000			100,000	100,000
Common Class B [Member] | James Chae [Member]
Class of Stock [Line Items]
Shares exchanged											1,000,000